LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.72%
INVESTMENT COMPANIES–97.72%
Equity Funds–77.74%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	51,112	$ 4,570,514
LVIP MFS Value Fund	519,756	28,094,374
LVIP SSGA Mid-Cap Index Fund	430,633	6,264,422
LVIP SSGA Nasdaq-100 Index Fund	166,120	1,783,965
LVIP SSGA S&P 500 Index Fund	1,510,572	41,536,199
LVIP SSGA Small-Cap Index Fund	326,918	13,033,895
LVIP SSGA Small-Mid Cap 200 Fund	162,590	2,714,115
LVIP T. Rowe Price Growth Stock Fund	374,288	26,260,788
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	202,415	7,207,774
LVIP Wellington Mid-Cap Value Fund	358,348	10,936,426
		142,402,472
Fixed Income Funds–18.06%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	548,684	5,926,884
LVIP Delaware Bond Fund	683,711	9,591,782
LVIP SSGA Bond Index Fund	674,182	7,952,650
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Western Asset Core Bond Fund	920,073	$ 9,596,360
		33,067,676
Global Equity Fund–1.92%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	352,800	3,521,301
		3,521,301
Total Affiliated Investments (Cost $142,671,506)		178,991,449

UNAFFILIATED INVESTMENT–2.17%
INVESTMENT COMPANY–2.17%
Money Market Fund–2.17%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	3,980,666	3,980,666
Total Unaffiliated Investment (Cost $3,980,666)		3,980,666

TOTAL INVESTMENTS–99.89% (Cost $146,652,172)	182,972,115
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	203,593
NET ASSETS APPLICABLE TO 14,601,544 SHARES OUTSTANDING–100.00%	$183,175,708

✧✧ Standard Class shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–1

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
6	E-mini Russell 2000 Index	$660,240	$673,752	12/17/21	$—	$(13,512)
17	E-mini S&P 500 Index	3,653,087	3,810,623	12/17/21	—	(157,536)
3	E-mini S&P MidCap 400 Index	789,960	811,697	12/17/21	—	(21,737)
Total Futures Contracts					$—	$(192,785)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$178,991,449	$—	$—	$178,991,449
Unaffiliated Investment Company	3,980,666	—	—	3,980,666
Total Investments	$182,972,115	$—	$—	$182,972,115
Derivatives:
Liabilities:
Futures Contracts	$(192,785)	$—	$—	$(192,785)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.72%@
Equity Funds-77.74%@
✧✧LVIP Baron Growth Opportunities Fund	$3,495,706	$1,230,788	$515,273	$5,402	$353,891	$4,570,514	51,112	$103,241	$—
✧✧LVIP MFS Value Fund	20,234,402	8,167,854	3,363,385	70,932	2,984,571	28,094,374	519,756	387,101	—
✧✧LVIP SSGA Mid-Cap Index Fund	5,008,230	1,367,385	803,009	10,873	680,943	6,264,422	430,633	70,730	—
✧✧‡LVIP SSGA Nasdaq-100 Index Fund	—	1,851,419	203,431	6,503	129,474	1,783,965	166,120	—	—
✧✧LVIP SSGA S&P 500 Index Fund	35,697,892	9,003,750	8,283,918	89,962	5,028,513	41,536,199	1,510,572	586,705	—
✧✧LVIP SSGA Small-Cap Index Fund	8,189,012	5,053,681	1,097,008	12,109	876,101	13,033,895	326,918	147,896	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	2,152,378	731,973	729,554	76,587	482,731	2,714,115	162,590	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	20,879,332	7,930,225	4,545,836	153,618	1,843,449	26,260,788	374,288	1,415,725	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,764,470	2,671,018	1,012,805	10,759	(225,668)	7,207,774	202,415	874,097	—
✧✧LVIP Wellington Mid-Cap Value Fund	6,422,869	3,752,950	462,438	(4,069)	1,227,114	10,936,426	358,348	—	—
Fixed Income Funds-18.06%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	3,945,574	2,143,488	263,465	(790)	102,077	5,926,884	548,684	62,972	—
✧✧LVIP Delaware Bond Fund	6,957,135	3,303,352	452,808	(24,145)	(191,752)	9,591,782	683,711	117,982	—
✧✧LVIP SSGA Bond Index Fund	7,061,321	2,149,761	1,096,644	(44,079)	(117,709)	7,952,650	674,182	30,735	—
✧✧LVIP Western Asset Core Bond Fund	6,972,084	3,344,805	452,808	(15,435)	(252,286)	9,596,360	920,073	171,930	—
Global Equity Fund-1.92%@
✧✧LVIP BlackRock Global Real Estate Fund	2,682,027	823,295	403,589	(6,897)	426,465	3,521,301	352,800	96,822	—
Total	$135,462,432	$53,525,744	$23,685,971	$341,330	$13,347,914	$178,991,449		$4,065,936	$—

@ As a percentage of Net Assets as of September 30, 2021.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2020.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–4